Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended		4 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		2 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Jul. 26, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 13, 2013	Jan. 20, 2012 Ziopharm [Member]	Feb. 07, 2011 Ziopharm [Member]	Jan. 06, 2011 Ziopharm [Member]	Mar. 15, 2013 AquaBounty [Member]	Feb. 28, 2013 AquaBounty [Member]	Jan. 31, 2013 AquaBounty [Member]	Dec. 31, 2012 AquaBounty [Member]	Sep. 30, 2013 Series F Redeemable Convertible Preferred Stock [Member]	Feb. 14, 2013 AquaBounty ECC [Member]	Mar. 31, 2013 AmpliPhi ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Mar. 31, 2013 Genopaver ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Apr. 27, 2013 Soligenix ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Jul. 26, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	Oct. 31, 2013 Subsequent Event [Member] Fibrocell Science [Member]	Oct. 29, 2013 Subsequent Event [Member] Ziopharm [Member]	Mar. 15, 2013 Subsequent Event [Member] AquaBounty [Member]	Feb. 28, 2013 Subsequent Event [Member] AquaBounty [Member]	Jan. 31, 2013 Subsequent Event [Member] AquaBounty [Member]	Apr. 30, 2013 Subsequent Event [Member] Series F Redeemable Convertible Preferred Stock [Member]	Apr. 30, 2013 Subsequent Event [Member] Series F Redeemable Convertible Preferred Stock [Member] Shareholder	Feb. 14, 2013 Subsequent Event [Member] AquaBounty ECC [Member]	Mar. 31, 2013 Subsequent Event [Member] AmpliPhi ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Mar. 31, 2013 Subsequent Event [Member] Genopaver ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Apr. 27, 2013 Subsequent Event [Member] Soligenix ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]
Subsequent Event [Line Items]
Amount drawn on promissory note		$ 300		$ 200							$ 100	$ 200	$ 200											$ 100	$ 200
Royalty rate as a percentage of gross profit															16.66%													16.66%
Proceeds from issuance of redeemable convertible preferred shares														150,000												150,000
Payment of stock issuance costs		3,148	11	16	2,675																					3,100	1,800
Redeemable convertible preferred stock, stated value																										$ 7.88
Dividend rate per annum																										6.00%
Common stock, authorized		200,000,000		160,000,000	155,000,000	200,000,000														185,000,000
Number of shares acquired										18,714,814													18,714,814
Amount from private subscription offering										4,907													4,907
Aggregate percentage of ownership										53.82%													53.82%
Promissory note repaid		500	34	34	300					500													500
Collaborative arrangement consideration received, shares																24,000,000		1,034,483											24,000,000		1,034,483
Collaborative arrangement consideration received, value																2,400	3,000	1,331												3,000
Decrease In Equity Securities																				$ (32,123)
Shareholders approved a reverse stock split description	1-for-1.75																		1-for-1.75
Shares of common stock purchased from collaborative partners							1,923,075	1,910,000	2,426,235												2,439,024	2,857,143
Price per share							$ 5.20	$ 5.75	$ 4.80												$ 4.10	$ 3.50